Schedule of changes in deferred tax assets (Details) - INR (₨) ₨ in Thousands	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
DeferredTaxAssetsAndLiabilitiesLineItems [Line Items]
Deferred tax assets, Beginning balance	₨ 3,936	₨ (1,517)
Recognised in profit or loss	1,871	5,258
Recognised in other comprehensive income	456	195
Deferred tax assets, Ending balance	6,263	3,936
Lease liabilities [member]
DeferredTaxAssetsAndLiabilitiesLineItems [Line Items]
Deferred tax assets, Beginning balance	385	235
Recognised in profit or loss	(177)	151
Deferred tax assets, Ending balance	208	385
Right-of-use assets [member]
DeferredTaxAssetsAndLiabilitiesLineItems [Line Items]
Deferred tax assets, Beginning balance	(279)	(148)
Recognised in profit or loss	118	(131)
Deferred tax assets, Ending balance	(161)	(279)
Property plant and equipment intangible assets [Member]
DeferredTaxAssetsAndLiabilitiesLineItems [Line Items]
Deferred tax assets, Beginning balance	(4,009)	(8,004)
Recognised in profit or loss	2,052	3,996
Recognised in other comprehensive income
Deferred tax assets, Ending balance	(1,957)	(4,009)
Trade and other receivables [member]
DeferredTaxAssetsAndLiabilitiesLineItems [Line Items]
Deferred tax assets, Beginning balance	4,046	2,281
Recognised in profit or loss	451	1,765
Recognised in other comprehensive income
Deferred tax assets, Ending balance	4,497	4,046
Employee benefits [member]
DeferredTaxAssetsAndLiabilitiesLineItems [Line Items]
Deferred tax assets, Beginning balance	2,118	3,009
Recognised in profit or loss	(230)	(891)
Recognised in other comprehensive income
Deferred tax assets, Ending balance	1,888	2,118
Provision for expenses [member]
DeferredTaxAssetsAndLiabilitiesLineItems [Line Items]
Deferred tax assets, Beginning balance	142	25
Recognised in profit or loss	(49)	117
Recognised in other comprehensive income
Deferred tax assets, Ending balance	93	142
Remeasurement Loss [Member]
DeferredTaxAssetsAndLiabilitiesLineItems [Line Items]
Deferred tax assets, Beginning balance	1,238	1,043
Recognised in profit or loss
Recognised in other comprehensive income	456	195
Deferred tax assets, Ending balance	1,694	1,238
Loss available for offsetting against future taxable income [member]
DeferredTaxAssetsAndLiabilitiesLineItems [Line Items]
Deferred tax assets, Beginning balance	294	42
Recognised in profit or loss	(294)	252
Recognised in other comprehensive income
Deferred tax assets, Ending balance		₨ 294